SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 9, 1998

     The accompanying Statement of Additional Information of The Flex-funds (the "Trust") dated April 30, 1998 (the "Statement of Additional Information") lists, among others, John M. Emery, Richard A. Farr, William L. Gurner, Russel G. Means, and Lowell G. Miller as trustees of the Trust and each of its series' corresponding Portfolios (the "Portfolios"). Effective August 5, 1998, Messrs. Gurner and Miller have resigned as trustees of the Trust and the Portfolios. Effective August 6, 1998, Messrs. Emery, Farr, and Means have retired as trustees of the Trust and the Portfolios, and Jack W. Nicklaus II has become a trustee of the Trust and the Portfolios. Accordingly, the following information about Jack W. Nicklaus II should be added under the caption "Officers and Trustees", which begins on page 22 of the Statement of Additional Information:

NAME, ADDRESS AND AGE         POSITION HELD     PRINCIPAL OCCUPATION
---------------------         -------------     --------------------
Jack W. Nicklaus II, 37       Trustee           Designer, Nicklaus Design, a
11780 U.S. Highway #1                           golf course design firm and
North Palm Beach, FL 33408                      division of Golden Bear
                                                International, Inc.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 9, 1998

     The accompanying Statement of Additional Information of The Highlands Growth Fund, a series of The Flex-funds (the "Trust"), dated April 30, 1998 (the "Statement of Additional Information") lists, among others, John M. Emery, Richard A. Farr, William L. Gurner, Russel G. Means, and Lowell G. Miller as trustees of the Trust and each of its series' corresponding Portfolios (the "Portfolios"). Effective August 5, 1998, Messrs. Gurner and Miller have resigned as trustees of the Trust and the Portfolios. Effective August 6, 1998, Messrs. Emery, Farr, and Means have retired as trustees of the Trust and the Portfolios, and Jack W. Nicklaus II has become a trustee of the Trust and the Portfolios. Accordingly, the following information about Jack W. Nicklaus II should be added under the caption "Officers and Trustees", which begins on page 30 of the Statement of Additional Information:

NAME, ADDRESS AND AGE          POSITION HELD      PRINCIPAL OCCUPATION

Jack W. Nicklaus II, 37        Trustee            Designer, Nicklaus Design, a
11780 U.S. Highway #1                             golf course design firm and
North Palm Beach, FL 33408                        division of Golden Bear
                                                  International, Inc.